Long-Term Investments (Details)	1 Months Ended	12 Months Ended
	Nov. 25, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 25, 2020 CNY (¥)	Mar. 20, 2020 USD ($)	Mar. 20, 2020 CNY (¥)	Jan. 02, 2020 USD ($)	Jan. 02, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 02, 2019 USD ($)	Aug. 02, 2019 CNY (¥)
Yantai Hengqingyuan Eco-Technology Co., Ltd. [Member]
Long-Term Investments (Details) [Line Items]
Investments										$ 144,000	¥ 1,000,000
Hengqingyuan [Member]
Long-Term Investments (Details) [Line Items]
Equity interest, percentage										20.00%	20.00%
Yantai Guotai Investment Co., Ltd., [Member]
Long-Term Investments (Details) [Line Items]
Equity interest, percentage										80.00%	80.00%
Net loss		$ 32,082	$ 17,023
Jincai [Member]
Long-Term Investments (Details) [Line Items]
Investments	$ 214,000		$ 2,870,000	¥ 1,479,704	$ 14,100,000	¥ 100,000,000	$ 2,873,000	¥ 20,000,000	¥ 20,000,000
Equity interest, percentage			40.00%		5.43%	5.43%			40.00%
Interest transfer, description	The difference between the consideration received and the carrying amount of the 30% equity interest was recorded as a gain from disposal of equity investment of approximately $1,677,000 (RMB 10,948,120) in the consolidated statements of income and comprehensive income.
Jincai [Member] | Equity Investment [Member]
Long-Term Investments (Details) [Line Items]
Investments	$ 1,901,000			¥ 13,117,789
Equity interest, percentage	40.00%			40.00%
Jincai [Member] | Equity Investment Using Measurement Alternative [Member]
Long-Term Investments (Details) [Line Items]
Investments	$ 3,891,000			¥ 25,402,506
Caijin [Member]
Long-Term Investments (Details) [Line Items]
Equity interest, percentage			60.00%						60.00%
Zhengcaiqingyuan [Member]
Long-Term Investments (Details) [Line Items]
Investments	$ 4,561,000			¥ 30,000,000
Equity interest, percentage	30.00%			30.00%
Interest	10.00%			10.00%